Bank Loans (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 18,152
In 2019	4,283
In 2020	7,338
In 2021	3,228
In 2022	0
Total	$ 33,001